Note 6 - Accrued Liabilities (Tables)	12 Months Ended
Nov. 30, 2017
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
	November 30, 2017	November 30, 2016
	$	$

Professional fees	400,796	190,485
Property taxes	111,970	—
Interest	54,110	14,784
Other	215,493	179,617
	782,369	384,886